Procurement Contract and Research Agreements - 10K (Details)		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 24, 2011 Course	May 31, 2011 USD ($) Course	Jun. 30, 2016 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2016 USD ($) Contract Grant	Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) Course Contract Grant	Dec. 31, 2014 USD ($) Course	Jul. 21, 2016 USD ($)
Procurement Contract [Line Items]
Contract value of various options		$ 122,700,000
Contract value, option, FDA approval		50,000,000
Contract value, detail of option exercisable, development activities		58,300,000
Contract value, detail of option exercisable, production activities		$ 14,400,000
Government contract, number of free courses delivered and accepted | Course								259,200
Courses delivered provisional dosage, twice daily | Course								383,754
Deferred costs			$ 56,188,604			$ 56,188,604		$ 52,936,428	$ 32,860,874
Research and development revenue long-term contract			1,200,000			$ 2,100,000		$ 6,200,000
Number of active contracts | Contract						1		1
Number of active grants | Grant						1		1
Potential future research and development funding			6,300,000			$ 6,300,000		$ 7,200,000
BARDA Contract
Procurement Contract [Line Items]
Number of courses to be delivered | Course		2,000,000
Value of contract		$ 470,000,000
Contract value of manufacturing and delivery activities		409,800,000	41,000,000
Contract value of development and support activities		$ 60,000,000
Number of courses under modified contract | Course	1,700,000
Number of courses manufactured using federal funds | Course	300,000
Proceeds from manufacture and physical delivery of course, government contractses			249,200,000			249,200,000		249,200,000		$ 21,300,000
Proceeds from advance payments under the BARDA contract					$ 41,000,000
Milestone payment				$ 12,300,000		20,500,000	$ 8,200,000
Proceeds from physical delivery of courses, government contracts							$ 187,700,000	$ 187,700,000
Courses delivered | Course								383,754	1,400,000
Number of courses delivered and accepted at provisional dosage, once daily | Course								1,300,000
Contract receivable collected, delivered products								$ 50,800,000	$ 40,700,000
Contract receivable collected for reimbursed R&D and supportive studies								3,900,000	3,100,000
Contract Receivable Collected, Research and Development Services Since Inception								15,300,000
Procurement contract deferred cost, noncurrent								52,500,000
Deferred costs			$ 56,200,000			56,200,000		52,500,000	$ 32,900,000
Deferred revenue						$ 288,293,407		$ 255,300,000
Government Contract, number of courses delivered | Course									1,000,000